Shepherd Values Funds



                                   Prospectus
                                December 18, 2000








Shepherd Values Growth Fund
Shepherd Values Small-Cap Fund
Shepherd Values International Fund
Shepherd Values Fixed Income Fund



2505 21st Ave., Suite 204
Nashville, TN 37212
Toll Free (877) 636-2766

















      The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE
RISK/RETURN SUMMARY............................................................1

SHEPHERD VALUES GROWTH FUND....................................................1

SHEPHERD VALUES SMALL-CAP FUND.................................................2

SHEPHERD VALUES INTERNATIONAL FUND.............................................3

SHEPHERD VALUES FIXED INCOME FUND..............................................4

FEES AND EXPENSES OF INVESTING IN THE FUNDS....................................5

HOW TO BUY SHARES..............................................................6

EXCHANGE PRIVILEGE.............................................................9

HOW TO REDEEM SHARES...........................................................9

DETERMINATION OF NET ASSET VALUE..............................................11

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................11

MANAGEMENT OF THE FUNDS.......................................................11

OTHER INFORMATION ABOUT INVESTMENTS...........................................12

FINANCIAL HIGHLIGHTS..........................................................15

FOR MORE INFORMATION..................................................Back Cover

                               RISK/RETURN SUMMARY

Values Based Investing

         Each Fund utilizes a set of non-financial screening criteria to maintain a portfolio of securities consistent with the Shepherd Values investment philosophy. This specialization generally involves a substantial amount of additional primary and secondary research and information resources above and beyond traditional financial analysis. The Funds' advisor primarily utilizes the services of Values Investment Forum, Inc. ("VIF") in order to work with each Fund's sub-advisor in the application of this non-financial screening process to each Fund's portfolio.

         Each Fund screens potential holdings to exclude issuers that, in the advisor's opinion, are offensive to traditional Judeo-Christian values. The Funds will not knowingly invest in businesses that are engaged to any significant degree, directly or through subsidiaries, in the alcoholic beverage, tobacco, pornographic and gambling industries or companies involved in the business of aborting life before birth. A company is considered by the advisor to be engaged to a "significant degree" in such activities if 25% or more of its revenues are derived from these activities. This includes companies involved in either the production or distribution of products or services related to these activities. In addition, the advisor reserves the right to exercise its best judgement to exclude ownership in other companies whose corporate practices are, in the advisor's opinion, offensive to traditional Judeo-Christian values. For example, the advisor may exclude companies which, based on VIF's research, promote same sex lifestyles by, for example, providing domestic partner benefits or through its philanthropic activities.


SHEPHERD VALUES GROWTH FUND
Investment Objective

The investment objective of the Shepherd Values Growth Fund is long term capital appreciation.

Principal Strategies

         The Fund seeks to achieve this objective by investing primarily in common stocks of large capitalization ($5 billion or more) U.S. companies that the Fund's sub-advisor, Cornerstone Capital Management, Inc., believes are more likely to experience growth in market price based on the advisor's proprietary models. The models consider certain financial characteristics, such as:
o        return on equity
o        sales and earnings growth
o        cash flow
o        earnings consistency, and
o        debt load.

          In searching for investments for the Fund, the sub-advisor employs a style that focuses on securities that it believes offer growth opportunities at a reasonable price, based on the characteristics described above. The Fund engages in a "buy and hold" strategy emphasizing long term investment.

         The Fund may sell a security when the sub-advisor believes that 1) the sub-advisor's models indicate that the company's prospects for growth have deteriorated, 2) there has been a change in the company's business model, or 3) the sub-advisor's models identify a better investment opportunity. The Fund may also sell a security if the issuing company engages in activities that are inconsistent with the advisor's values based criteria.

 In addition to these principal strategies, the Fund is subject to the advisor's "values based" non-financial screening criteria described above on page 3.

Principal Risks of Investing in the Shepherd Values Growth Fund

o    Management  Risk.  The  sub-advisor's  value-oriented  approach may fail to
     produce  the  intended  results.   The  Fund's  sub-advisor  has  no  prior
     experience managing the assets of a mutual fund.

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and could cause the Fund's share price to fall.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.


                         SHEPHERD VALUES SMALL-CAP FUND
Investment Objective

The investment objective of the Shepherd Values Small-Cap Fund is long term capital appreciation.

Principal Strategies

         Under normal circumstances, the Fund invests at least 65% of its net assets in common stock of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell 2000 Value Index ("small capitalizations"). In the sub-advisor's opinion, the middle 90% (as of the date of this prospectus) of the Russell 2000 Value Index includes companies with capitalizations between $197 million and $2.5 billion. The Fund's sub-advisor, Nicholas-Applegate Capital Management, follows a value investment philosophy to select stock of undervalued, fundamentally strong companies undergoing positive change, based on certain financial characteristics. The sub-advisor looks primarily for stocks with low price-to-earnings and low price-to-book ratios and high dividend yields. The sub-advisor focuses on individual companies rather than on specific industries, building the Fund one stock at a time.

         The Fund may sell a security when it has reached the valuation target set by the sub-advisor's valuation models, when the sub-advisor believes that the company's fundamentals have deteriorated, or when the sub-advisor's valuation models identify a better investment opportunity. The Fund may also sell a security if the issuing company engages in activities that are inconsistent with the advisor's values based criteria.

         In addition to these principal strategies, the Fund is subject to the advisor's "values based" non-financial screening criteria described above on page 3.

Principal Risks of Investing in the Shepherd Values Small-Cap Fund

o Management Risk. The sub-advisor's value-oriented approach may fail to produce the intended results.

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and could cause the Fund's share price to fall.

o    Smaller   Company   Risk.  To  the  extent  the  Fund  invests  in  smaller
     capitalization companies, the Fund will be subject to additional risks. These include:

o The earnings and prospects of smaller companies are more volatile than larger companies.

o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.


                       SHEPHERD VALUES INTERNATIONAL FUND

Investment Objective

The investment objective of the Shepherd Values International Fund is long term capital appreciation.

Principal Strategies

         The Fund invests primarily in common stock of foreign companies. The Fund's sub-advisor, Templeton Portfolio Advisory (a division of Templeton/Franklin Investment Services, Inc.) applies a bottom-up, long term, value oriented approach to individual stock selection. The Fund's portfolio will be built around stock selections using a bargain-list approach, looking for the best available bargains on a global basis regardless of industry or location. Although at least 65% of the Fund's total assets will be invested in at least three foreign countries, country, industry and geographic allocations are a secondary, not primary, consideration. As the Fund is non-diversified it's portfolio may at times focus on a limited number of companies that the sub-advisor believes offer superior prospects for growth. The sub-advisor does not actively hedge currencies.

         After identifying a stock that may meet its buy criteria, the sub-advisor determines whether it is selling at a price substantially below its long-term worth on the basis of either asset values or earnings. For example earnings are analyzed based on five-year projections rather than on the current quarter or year. At present a company whose stock is selling for five to six times earnings projections (based on the sub-advisor's analysis) would be considered a prospective bargain. To be added to the bargain-list, the stock will also have to be a bargain relative to itself historically, relative to its industry, relative to other stocks in its own market and other stocks in the sub-advisor's research data base.

         In its search for prospective bargains, the sub-advisor will look in both developed and less developed or emerging markets worldwide. The Fund may be fully invested in foreign countries, but under normal circumstances, it is expected that both foreign and US companies stock will be in the Fund's portfolio. The sub-advisor expects to purchase equity interests in foreign companies in the form of American Depositary Receipts and ordinary shares.

         The sub-advisor's decisions to sell a stock held in the Fund are based on a price increase (stock approaches target valuation), a change in projections (fundamentals deteriorate), or the discovery of a better bargain (stock can be replaced with a substantially cheaper stock). The Fund may also sell a security if the issuing company engages in activities that are inconsistent with the advisor's values based criteria.

         In addition to these principal strategies, the Fund is subject to the advisor's "values based" non-financial screening criteria described above on page 3.

Principal Risks of Investing in the Shepherd Values International Fund

o    Management  Risk.  The  sub-advisor's  value-oriented  approach may fail to
     produce  the  intended  results.   The  Fund's  sub-advisor  has  no  prior
     experience managing the assets of a mutual fund.

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the securities markets and could cause the Fund's share price to fall.
o Non-diversification Risk. As a non-diversified fund, the Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because its portfolio may at times focus on a limited number of companies.
o Foreign Risk. The Fund's performance will depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to adversely affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities may be adversely affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. All of these risks are heightened to the extent the Fund invests in emerging foreign markets.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.



                        SHEPHERD VALUES FIXED INCOME FUND
Investment Objective

The investment objective of the Shepherd Values Fixed Income Fund is a high level of income over the long term consistent with the preservation of capital.

Principal Strategies

         The Fund invests primarily in a broad range of investment grade fixed income securities, generally rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard and Poor's Corporation ("S&P"). The Fund may invest in fixed income securities which are unrated if the Fund's sub-advisor, Potomac Asset Management Company, Inc., determines that they are of comparable quality to securities rated investment grade. Under normal circumstances the Fixed Income Fund will invest at least 65% of its total assets in fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, mortgage backed securities, municipal securities, zero coupon bonds and short term obligations (such as commercial paper). The sub-advisor anticipates the securities in the Fund's portfolio will have an average duration of 2-10 years.

         The sub-advisor selects securities for the Fund using a "top down" methodology, in other words, the sub-advisor reviews current economic conditions, the interest rate environment and the key factors shaping the economy. Based on this review, the sub-advisor then lengthens or shortens the portfolio's average maturity and purchases fixed income securities from sectors (e.g. government, corporate, domestic, foreign, etc.) it believes are appropriate.

         The Fund may sell a security if the credit rating has fallen below the acceptable quality or it no longer meets the sub-advisor's investment criteria. The Fund may also sell a security if the issuing company engages in activities that are inconsistent with the advisor's values based criteria.

         In addition to these principal strategies, the Fund is subject to the advisor's "values based " non-financial screening criteria described above on page 3.

Principal Risks of Investing in the Shepherd Values Fixed Income Fund
o Management risk. The sub-advisor's strategy may fail to produce the intended results. The Fund's sub-advisor has no prior experience managing the assets of a mutual fund.
o Interest rate risk. The value of your investment may decrease when interest rates rise. Fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
o Credit risk. The issuer of the fixed income security may not be able to make interest and principal payments when due, which could cause the Fund's share price or yield to fall.
o Prepayment risk. During periods of declining interest rates, prepayment of loans underlying mortgage-backed securities usually accelerates. Prepayment may shorten the effective maturities of these securities and the Fund may have to reinvest at a lower interest rate.
o Call risk. The Fund's returns may be reduced if issuers redeem bonds prior to maturity and the Fund must invest in bonds paying a lower interest rate.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.



How the Funds have Performed

         Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because each Fund is recently organized and has annual returns of less than one year.

                   FEES AND EXPENSES OF INVESTING IN THE FUNDS


                                                                                   Growth    Small-Cap International   Fixed
Shareholder Fees (fees paid directly from your investment) Shareholder              Fund       Fund          Fund      Income
Transaction Expenses                                                                                                     Fund

Maximum Sales Charge (Load) Imposed on Purchases                                    4.75%     4.75%        4.75%         4.75%
Maximum Deferred Sales Charge (Load) 1                                              None       None         None         None
Exchange Fee                                                                        None       None         None         None
Annual Fund Operating Expenses Annual Fund Operating Expenses (expenses that
Management Fees                                                                     1.75%     1.80%        1.95%         1.25%
Distribution (12b-1) Fees 2                                                         0.00%     0.00%        0.00%         0.00%
Other Expenses3                                                                     0.63%     0.25%        0.40%         0.45%
Total  Annual Fund Operating Expenses                                               2.38%     2.05%        2.35%         1.70%

Net Annual Fund Operating Expenses                                                  1.75%     1.80%        1.95%         1.25%

1 A deferred sales charge of 1.75% is assessed on redemptions of shares that were purchased without an initial sales charge because they were for purchases of $1 million or more if the redemption occurs within 18 months of purchase.
2 The Growth Fund's management fees have been restated to reflect current fees. 3 The Growth Fund's "other expenses" do not include an extraordinary tax expense, which was reimbursed by the Fund's advisor. "Other expenses" would have been 5.57% had the extraordinary expense been included. "Other expenses" for the Small-Cap Fund, International Fund and Fixed Income Fund are estimated.
4 The Funds' advisor has contractually agreed to reimburse each Fund's trustee fees and expenses to maintain net annual fund operating expenses as indicated through July 31, 2003.

Example:

         The example below is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                                                     1 year            3 years          5 years           10 years
                                                     ------            --------         -------           --------
Shepherd Values Growth Fund                          $650              $1017            $1407             $2497

Shepherd Values Small-Cap Fund                       $655              $1032

Shepherd Values International Fund                   $670              $1078

Shepherd Values Fixed Income Fund                    $600              $864



                                HOW TO BUY SHARES

         The minimum initial investment in each Fund is $2,500 ($1,000 for qualified retirement accounts) and minimum subsequent investments are $50. For accounts participating in an automatic investment program, the minimum initial investment is $500 and the minimum subsequent investment is $50 per month. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker/dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

         By Mail- To be in proper form, your initial purchase request must include: o a completed and signed investment application form (which accompanies this Prospectus); and o a check (subject to the minimum amounts) made payable to the appropriate Fund.

       Mail the application and check to:
       U.S. Mail: Shepherd Values Funds      Overnight:  Shepherd Values Funds
                  c/o Unified Fund Services, Inc.c/o Unified Fund Services, Inc.
                  P.O. Box 6110                    431 North Pennsylvania Street
                  Indianapolis, Indiana  46206-6110 Indianapolis, Indiana  46204

         By Wire- You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Funds' transfer agent, at (877) 636-2766 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.  ABA #0420-0001-3
         Attn: Shepherd Values Purchase Account
         Fund Portfolio Name ______________________(write in name of fund) Account Name _________________(write in shareholder name) For the Account # ______________(write in account number) D.D.A.#821602695

         You must mail a signed application to Firstar Bank, N.A, the Funds' custodian, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

         Your purchase of shares of a Fund will be effected at the public offering price. The public offering price is the next determined net asset value per share plus a sales load as shown in the following table.

======================================= ================================================ ================================
                              Sales Load as a % of:
                                          Public                                 Net
                                          Offering                             Amount      Dealer Reallowance as % of
        Amount of Investment               Price                                              Public Offering Price
                                        Invested
======================================= ================================================ ================================
Less than $100,000                        4.75%                                  4.99%                4.00%
$100,000 but less than $250,000           3.75%                                  3.90%                3.00%
$250,000 but less than $500,000           2.75%                                  2.83%                2.00%
$500,000 but less than $1,000,000         2.25%                                  2.30%                1.50%
$1,000,000 or more
                                          None                                   None                 None
======================================= ================================================ ================================

         There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of 1.75% will be imposed if you redeem the shares within eighteen months of purchase, based on the lower of the shares' cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

         In determining whether a CDSC is payable, each Fund will first redeem shares not subject to any charge. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. The Funds' distributor receives the entire amount of any CDSC you pay. See the Statement of Additional Information for more information about the CDSC.

         Except as stated below, the dealer of record receives commissions of 1.00% on sales of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period.

         Under certain circumstances, the Funds' distributor may change the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Funds' distributor retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

         The  Funds'   advisor  (not  the  Funds)  may  pay  certain   financial
institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. For example, the advisor may pay "trailers" to certain brokers or securities dealers who provide distribution related services to the Funds and/or administrative services to Fund shareholders.

Additional Investments

         You may purchase additional shares of any Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

         -your name                         -the name of your account(s)
         -your account number(s)            -the name of the Fund
         -a check made payable to the appropriate fund

Checks should be sent to the Shepherd Values Funds at the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Funds are oriented to longer-term investments, the Funds may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information

         The Funds may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

Reduced Sales Load

         You may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of your shares of a Fund with the amount of your current purchases in order to take advance of the reduced sales load set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $25,000. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

Purchases at Net Asset Value

         You may purchase shares of any Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to your purchase of shares of the Fund. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmation (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Fund for further information.

         Shares may be purchased at net asset value through a broker-dealer of other financial institution authorized by the Fund's distributor to hold shares in an omnibus account. Investors may be charged a fee by the financial institution for the service. Shares may also be purchased at net asset value by investors who participate in certain broker-dealer wrap accounts or similar fee based programs.

         In addition, shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Funds' distributor, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

         Trustees, directors, officers and employees of the Trust, the advisors and service providers to the Trust, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of each Fund at net asset value.

                               EXCHANGE PRIVILEGE

         By telephoning the Funds at (877) 636-2766 or writing the Funds at P.O. Box 6110, Indianapolis, Indiana 46206-6110, you may exchange, without charge, any or all of your shares in a Fund for the shares of another Shepherd Fund or for shares of The Unified Taxable Money Market Fund, a separately managed money market fund. Exchanges may be made only if the fund in which you wish to invest is registered in your state of residence. The exchange privilege with the money market fund does not constitute an offering or recommendation of the money market fund.

         It is your responsibility to obtain and read a prospectus of the money market fund before you make an exchange with the money market fund. By giving exchange instructions for the money market fund, you will be deemed to have acknowledged receipt of the prospectus for the money market fund. You may make up to one exchange out of each Fund during a calendar month and four exchanges out of each Fund during a calendar year. This limit helps keep each Fund's net asset base stable and reduces the Fund's administrative expenses. There currently is no limit on exchanges out of the money market fund. In times of extreme economic or market conditions, exchanging Fund or the money market fund shares by telephone may be difficult.

         Redemptions of shares in connection with exchanges into or out of a Fund are made at the net asset value per share next determined after the exchange request is received. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange. A day or more delay may be experienced prior to the investment of the redemption proceeds into the money market fund. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for Federal income tax purposes.

         All exchanges out of a Fund into another Shepherd Fund or the money market fund are subject to the minimum and subsequent investment requirements of the fund in which you are investing. Exchanges may be made through a third party which maintains an omnibus account with the money market fund for all shareholders of the Funds. Neither the Funds, the money market fund, nor the transfer agent assume responsibility for the authenticity of exchange instructions communicated by telephone or in writing which are believed to be genuine.

                              HOW TO REDEEM SHARES

         You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Funds may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

                              Shepherd Values Funds
                         c/o Unified Fund Services, Inc.
                                  P.O. Box 6110
                        Indianapolis, Indiana 46206-6110

         Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Funds or the Funds' transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in a Fund by calling the Funds' transfer agent at (877) 636-2766. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Funds or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

                  Additional Information - If you are not certain of the requirements for a redemption please call the Funds' transfer agent at (877) 636-2766. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Funds may suspend redemptions or postpone payment dates.

         Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in a Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in a Fund to the minimum amount within the 30-day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Funds.

                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Fund's board of trustees. The International Fund and the Fixed Income Fund may own securities that are traded primarily on foreign exchanges that trade on weekends or other days the Funds do not price their shares. As a result, the NAV of a Fund may change on days when you will not be able to purchase or redeem your shares of the Fund.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends   and   Distributions.   Each  Fund   typically   distributes
substantially all of its net investment income in the applicable form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. Each Fund (except the Fixed Income Fund) expects that its distributions will consist primarily of capital gains. The Fixed Income Fund expects that its distributions will consist primarily of income.

         Taxes. In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when a Fund is about to make a capital gains distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.
                             MANAGEMENT OF THE FUNDS

         Shepherd Advisory Services, Inc., 2505 21st Ave., Suite 204, Nashville, TN 37212 serves as investment advisor to each Fund. Shepherd, a recently registered investment advisory firm, was organized as a Tennessee corporation on July 28, 1998. Shepherd has engaged a sub-advisor (at Shepherd's expense) to provide portfolio management services to each Fund. Shepherd is authorized to receive an annual fee equal to a percentage of each Fund's average daily net assets as follows: Small-Cap Fund, 1.80%; International Fund, 1.95%; Growth Fund, 1.75%; and Fixed Income Fund, 1.25%.

         Shepherd has entered into a Sub-Advisory Agreement with Nicholas-Applegate Capital Management, 600 West Broadway, Suite 2900, San Diego, California to serve as the sub-advisor of the Small-Cap Fund. As of January 1, 2000, Nicholas-Applegate manages approximately $40 billion in assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The investment decisions of the Small-Cap Fund are made by a team of investment professionals who are primarily responsible for the day-to-day management of the Fund: Catherine Somhegyi, partner and Chief Investment Officer of Global Equity Management, joined the firm in 1987; Larry Speidell, CFA, partner and Director of Global/Systematic Portfolio Management and Research, joined the firm in 1994; John J. Kane, partner and Portfolio Manager, joined the firm in 1994; and Mark Stuckelman, Portfolio Manager, joined the firm in 1995, prior to that time he had five years prior investment experience with Wells Fargo Bank Investment Management Group, Fidelity Management Trust Co., and BARRA. Shepherd has agreed to pay Nicholas-Applegate a sub-advisory fee equal to an annual rate of 0.65% of the average daily net assets of the Small-Cap Fund.

         Shepherd has entered into a Sub-Advisory Agreement with Templeton Portfolio Advisory, 500 E. Broward Boulevard, Suite 2100, Fort Lauderdale, Florida, to serve as the sub-advisor of the International Fund. As of January 1, 2000, Templeton Portfolio Advisory manages over $2.1 billion in assets for various clients, including corporations, foundations and charitable endowments, and individuals. The investment decisions of the International Fund are made by a committee of Templeton Portfolio Advisory, which is primarily responsible for the day-to-day management of the Fund. Shepherd has agreed to pay Templeton Portfolio Advisory a sub-advisory fee equal to an annual rate of 0.75% of the average daily net assets of the International Fund.

         Shepherd became the Growth Fund's advisor on January 21, 2000. Shepherd has entered into a Sub-Advisory Agreement with Cornerstone Capital Management, Inc., 102 South Tejon, Suite 430, Colorado Springs, CO 80903 to serve as the sub-advisor of the Growth Fund. Cornerstone manages assets for corporations, endowments, foundations, institutional investors, individuals and limited partnerships. The investment decisions of the Growth Fund are made by a committee of Cornerstone, which is primarily responsible for the day-to-day management of the Fund. Shepherd has agreed to pay Cornerstone sub-advisory fees equal to an annual rate of 0.50% of the average daily net assets of the Growth Fund. From April 13, 1999 (commencement of operations) to January 20, 2000, Cornerstone acted as the Growth Fund's advisor, and there was no sub-advisor to the Growth Fund. As advisor, Cornerstone was authorized to receive a fee equal to an annual rate of 1.75% of the average daily net assets of the Growth Fund.

         Shepherd has entered into a Sub-Advisory Agreement with Potomac Asset Management Company, Inc., 3 Bethesda Metro Center, Suite 530, Bethesda, MD 20814, to serve as the sub-advisor of the Fixed Income Fund. As of January 1, 2000, Potomac managed assets for institutional clients, including pension plans, non-profits, endowments, foundations and health care organizations, and high net worth individuals. The investment decisions of the Fixed Income Fund are made by a committee of Potomac, which is primarily responsible for the day-to-day management of the Fund. Shepherd has agreed to pay Potomac a sub-advisory fee equal to an annual rate of 0.35% of the average daily net assets of the Fixed Income Fund.


                       OTHER INFORMATION ABOUT INVESTMENTS

General

      The investment objective of each Fund may be changed without shareholder approval.

      From time to time, the Funds may take temporary defensive positions which are inconsistent with the Funds' principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, each Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Funds generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective. The Funds may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Additional Information About Principal Strategies

         Foreign Securities. The Fixed Income Fund may invest up to 25% of its net assets in foreign debt securities. There is no limitation on the amount of the International Fund's assets that may be invested in foreign securities, except that no more than 25% of the Fund's assets may be invested in any one foreign country or companies operating exclusively in one foreign country. To the extent a Fund invests in foreign securities, either directly or through the purchase of depositary receipts, the Fund will be subject to special risks. Foreign debt and equity securities, and securities denominated in or indexed to foreign currencies may be affected by the strength of those currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. These developments could include restrictions on foreign currency transactions and rules of exchange, or changes in administrations or monetary policies of foreign governments. Foreign securities purchased using foreign currencies may incur currency conversion costs. Foreign issuers and brokers may not be subject to accounting standards or governmental supervision comparable to U.S. issuers and brokers, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets, and may offer less protection to investors.

         The International Fund and Fixed Income Fund may enter into currency forward contracts (agreements to exchange one currency for another at a future date) to manage currency risks and to facilitate transactions in foreign securities. Although currency forward contracts can be used to protect a Fund from adverse exchange rate changes, the Fund may incur a loss if the sub-advisor incorrectly predicts foreign currency values.

         With respect to certain countries in which capital markets are either less developed or not easily accessed (emerging markets), investments by the International Fund and the Fixed Income Fund may be made through investment in other registered investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and will result in a duplication of fees and expenses.

         Fixed Income Securities. The Fixed Income Fund may invest in corporate debt securities. These are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

         The sub-advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the sub-advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will not invest more than 20% of its assets in corporate debt rated in the lowest investment grade category (i.e., "junk bonds"). If the rating of a security by S&P or Moody's drops below investment grade, the sub-advisor will dispose of the security as soon as practicable (depending on market conditions) unless the sub-advisor determines, based on its own credit analysis, that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

Information About Non-Principal Strategies

         Short Sales. The Growth Fund may a sell a security short in anticipation of a decline in the market value of the security. The Growth Fund will limit its short sales so that no more than 10% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. For information about short sales, see the section above titled "Additional Information About Principal Strategies - Short Sales."

         Corporate Debt Securities. The Growth Fund may invest in investment grade corporate debt securities. For information about corporate debt securities, see the section above titled "Additional Information About Principal Strategies - Fixed Income Securities."

         When-Issued and Delayed Delivery Securities. The Growth Fund and the Fixed Income Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with its Custodian a segregated account containing liquid securities in an amount at least equal to these commitments.

         Investment In Relatively New Issues. Each Fund may invest in securities of selected new issuers. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

         Portfolio Turnover. None of the Funds intends to purchase or sell securities for short term trading purposes. However, if the objective of a Fund would be better served, short term profits or losses may be realized from time to time. To the extent a Fund has high portfolio turnover, it will generally incur higher brokerage commissions than those incurred by a fund with a lower portfolio turnover rate (which would lower the Fund's total return), and the higher turnover rate may result in the realization for federal tax purposes of more net capital gains (which may be ordinary income).

                              FINANCIAL HIGHLIGHTS

         The following condensed supplementary financial information for the period from the inception of each Fund through March 31, 2000 is derived from the audited financial statements of the Funds. The financial statements of the Funds have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.


Shepherd Values Growth Fund
Financial Highlights for the period April 13, 1999
   (Commencement of Operations) to March 31, 2000




Selected Per Share Data
Net asset value, beginning of period                     $
                                                        10.00
                                                        ---------------
Income from investment operations

   Net investment income (loss)                         -
   Net realized and unrealized gain
                                                        ---------------

Total from investment operations                        1.81
                                                        ---------------
Less Distributions

  From net investment income                            -

  From net realized gain(loss)                          -
                                                        ---------------

Total distributions                                     -

                                                         $
Net asset value, end of period                          11.81
                                                        ===============

Total Return (b) (c)                                            18.10%

Ratios and Supplemental Data
Net assets, end of period (000)                          $
Ratio of expenses to average net assets                          1.03%(a)
Ratio of expenses to average net assets
    before waivers & reimbursements                              6.60%(a)
Ratio of net investment income to
   average net assets                                            0.02%(a)
Ratio of net investment income to average
   net assets before waivers & reimbursements                  (5.56)%(a)
Portfolio turnover rate                                        175.06%(a)

(a)  Annualized
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Total return calculations exclude the effect of sales charges.

Shepherd Values Small-Cap Fund
Financial Highlights for the period October 22, 1999
   (Commencement of Operations) to March 31, 2000




Selected Per Share Data
Net asset value, beginning of period               $
                                                  10.00
                                                  ----------------
Income from investment operations

   Net investment income (loss)                   (0.05)
   Net realized and unrealized gain
                                                  ----------------

Total from investment operations                  0.37
                                                  ----------------
Less Distributions

  From net investment income                      (0.02)

  From net realized gain(loss)                    -
                                                  ----------------

Total distributions                               (0.02)

                                                   $
Net asset value, end of period                    10.35
                                                  ================

Total Return (b) (c)                                        3.70%

Ratios and Supplemental Data
Net assets, end of period (000)                    $
Ratio of expenses to average net assets                     1.80%(a)
Ratio of expenses to average net assets
    before reimbursement                                    2.30%(a)
Ratio of net investment income to
   average net assets                                     (1.23)%(a)
Ratio of net investment income to
   average net assets before reimbursement                (1.74)%(a)
Portfolio turnover rate                                    41.01%(a)

(a)  Annualized
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Total return calculations exclude the effect of sales charges.

Shepherd Values International Fund
Financial Highlights for the period October 22, 1999
   (Commencement of Operations) to March 31, 2000




Selected Per Share Data
Net asset value, beginning of period            $
                                               10.00
                                               ----------------
Income from investment operations

   Net investment income (loss)                (0.02)
   Net realized and unrealized gain
                                               ----------------

Total from investment operations               (0.02)
                                               ----------------
Less Distributions

  From net investment income                   (0.04)

  From net realized gain(loss)                 -
                                               ----------------

Total distributions                            (0.04)

                                                $
Net asset value, end of period                 9.94
                                               ================

Total Return (b) (c)                                   (0.24)%

Ratios and Supplemental Data
Net assets, end of period (000)                 $
Ratio of expenses to average net assets                  1.95%(a)
Ratio of expenses to average net assets
    before reimbursement                                 2.75%(a)
Ratio of net investment income to
   average net assets                                  (0.48)%(a)
Ratio of net investment income to
   average net assets before reimbursement             (1.28)%(a)
Portfolio turnover rate                                  0.00%(a)

(a)  Annualized
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Total return calculations exclude the effect of sales charges.

Shepherd Values Fixed Income Fund
Financial Highlights for the period October 22, 1999
   (Commencement of Operations) to March 31, 2000




Selected Per Share Data
Net asset value, beginning of period               $
                                                  10.00
                                                  ---------------
Income from investment operations

   Net investment income (loss)                   0.09
   Net realized and unrealized
                                                  ---------------

Total from investment operations                  0.06
                                                  ---------------
Less Distributions

   From net investment income                     (0.04)
   From net realized gain                                   0.00
                                                  ---------------
Total Distributions                                       (0.04)
                                                  ---------------

                                                   $
Net asset value, end of period                    10.02
                                                  ===============

Total Return (b) (c)                                       0.52%

Ratios and Supplemental Data
Net assets, end of period (000)
Ratio of expenses to average net assets                    1.25%(a)
Ratio of expenses to average net assets
   before reimbursement                                    2.16%(a)
Ratio of net investment income to
   average net assets                                      2.11%(a)
Ratio of net investment income to
   average net assets before reimbursement                 1.20%(a)
Portfolio turnover rate                                  836.69%(a)

(a)  Annualized
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Total return calculations exclude the effect of sales charges.

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

         Call the Funds at 877-636-2766 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

         You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.









Investment Company Act #811-9096








                              SHEPHERD VALUES FUNDS

                           Shepherd Values Growth Fund
                         Shepherd Values Small-Cap Fund
                       Shepherd Values International Fund
                        Shepherd Values Fixed Income Fund

                       STATEMENT OF ADDITIONAL INFORMATION
                                December 18, 2000

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Shepherd Values Funds dated December 18, 2000. This SAI incorporates by reference the Funds' Annual Report to Shareholders for the period ended March 31, 2000 ("Annual Report"). A free copy of the Prospectus and Annual Report can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-877-636-2766.

TABLE OF CONTENTS                                                           PAGE

DESCRIPTION OF THE TRUST AND FUND..............................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS................................................................3

INVESTMENT LIMITATIONS.........................................................9

THE INVESTMENT ADVISOR AND SUB-ADVISORS.......................................11

TRUSTEES AND OFFICERS.........................................................14

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................15

DETERMINATION OF SHARE PRICE..................................................16

CONTINGENT DEFERRED SALES CHARGES.............................................16

INVESTMENT PERFORMANCE........................................................17

CUSTODIAN.....................................................................19

FUND SERVICES.................................................................19

ACCOUNTANTS...................................................................20

DISTRIBUTOR...................................................................20

FINANCIAL STATEMENTS..........................................................20

DESCRIPTION OF THE TRUST AND FUND

         The Shepherd Values Growth Fund was organized as a diversified series of AmeriPrime Funds (the "Trust") on February 2, 1999. The Small-Cap Fund and Fixed Income Fund were organized as diversified series of the Trust on June 25, 1999. The International Fund was organized as non-diversified series of the Trust on June 25, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each series of the Trust is referred to herein as a "Fund" or collectively as the "Funds." Each Fund is one of a series of funds currently authorized by the Trustees.

         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the Shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will been titled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

         As of October 31, 2000, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Shepherd Values Growth Fund: National Investor Services, 55 Water Street, 32nd Floor, New York, NY 10041, 24.73%; National Financial Services Corp., One World Financial Center, 200 Liberty Street, Fifth Floor, New York, NY 10281, 16.40%; Charles Schwab & Co, 101 Montgomery Street, San Francisco, CA 94102, 9.23%; and Donaldson Lufkin Jenrette Securities Corporation, Inc., P.O. Box 2052, Jersey City, NJ 07303, 5.14%.

         As of October 31, 2000 the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Shepherd Values Small Cap Fund: National Financial Services Corp., One World Financial Center, 200 Liberty Street, Fifth Floor, New York, NY 10281, 23.12%; Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94102, 14.85%; Donaldson Lufkin Jenrette Securities Corporation, Inc., P.O. Box 2052, Jersey City, NJ
07303, 11.04%; National Investor Services, 55 Water Street, 32nd Floor, New York, NY 10041, 10.33%; Roy W. Anderson Jr., 69 Murdock Road, Baltimore, MD 21212, 8.98%; Elmer Lundgren, P.O. Box 2052, Jersey City, NJ 07303, 7.49%; Mary
A. Trapani, 355 Maureen Lane, Pleasant Hill, CA 94523, 6.30%; and Charles Schwab & Co, 101 Montgomery Street, San Francisco, CA 94102, 5.94%.

         As of October 31, 2000, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Shepherd Values International Fund: National Investor Services, 55 Water Street, 32nd Floor, New York, NY 10041, 24.83%; Charles Schwab & Co, 101 Montgomery Street, San Francisco, CA 94102, 21.74%; National Financial Services Corp, One World Financial Center, 200 Liberty Street, New York, NY 10281, 12.12%; Jeffrey M. Jones, 5738 Richmond Drive, Madison, WI 53719, 6.92%; Donaldson Lufkin Jenrette Securities Corporation, Inc., P.O. Box 2052, Jersey City, NJ 07303, 6.83%; and Cheryl L. Tuttle, 6144 W. Saguaro Pk Lane, Glendale, AZ 85310, 6.25%.

         As of October 31, 2000 the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Shepherd Values Fixed Income Fund: Charles Schwab & Co, 101 Montgomery Street, San Francisco, CA 94102, 23.24%; National Financial Services Corp, One World Financial Center, 200 Liberty Street, New York, NY 10281, 20.43%; Dorothy M. Graybill, Rural Route 1, Box 149, Hershey, Pennsylvania 17033, 12.34%; Jeffrey
M. Jones, 5738 Richmond Drive, Madison, Wisconsin 53719, 11.93%; National Investor Services, 55 Water Street, 32nd Floor, New York, NY 10041, 7.98%; and Anna J. Graybill, Rural Route 1, Box 149, Hershey, Pennsylvania 17033, 5.48%.

         As of October 31, 2000, the officers and Trustees as a group own less than one percent (1%) of the Fund.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK  CONSIDERATIONS

         This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

         A. American Depositary Receipts (ADRs). Each Fund (except the Fixed Income Fund) may invest in foreign equity securities by purchasing American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). Depositary Receipts are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. The International Fund may invest directly in foreign equity securities as well as Depositary Receipts. Depositary Receipts are subject to risks similar to those associated with direct investment in foreign securities. For example, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities. The Funds have no present intention to invest in unsponsored Depositary Receipts.

         B. Option Transactions. The Funds may engage in option transactions involving individual stocks as well as stock indexes. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Funds sell (write) will be covered or secured, which means that the Fund will own the underlying security in the case of a call option. When the Funds write options, they may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit assets in escrow with the Custodian. The Funds may also utilize spreads and straddle strategies. A spread is the difference in price resulting from a combination of put and call options within the same class on the same underlying security. A straddle strategy consists of an equal number of put and call options on the same underlying stock, stock index, or commodity future at the same strike price and maturity date.

         The purchase and writing of options involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. In addition, there can be no assurance that a Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

         C. Real Estate Investment Trusts. A real estate investment trust ("REIT") is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

         D. Foreign Securities. Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

         Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         E.       Financial Services Industry Obligations.

                  (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

                  (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         F. Zero Coupon Securities. Zero coupon securities are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). These involve risks that are similar to those of other debt securities, although they may be more volatile, and certain zero coupon securities move in the same direction as interest rates. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit qualities.

         G. STRIPS. The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of the STRIP, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. A Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, a Fund may be required to liquidate other Fund securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, a Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value.

         H. Floating Rate, Inverse Floating Rate, and Index Obligations. The Fixed Income Fund and the Growth Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Funds will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Fund cannot or will not invest.

         Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

         Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Because the changes in the coupon are usually negatively correlated with changes in overall interest rates, interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures, a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

         I. Mortgage-Backed Securities. Mortgage-backed securities represent participation interests in pools of one-to-four family residential mortgage loans originated by private mortgage originators. Traditionally, residential mortgage-backed securities have been issued by governmental agencies such as Fannie Mae, Freddie Mac and Ginnie Mae. The Fund intends to invest only in those securities guaranteed by governmental agencies. The Fund does not intend to invest in commercial mortgage-backed securities. Non-governmental entities that have issued or sponsored residential mortgage-backed securities offerings include savings and loan associations, mortgage banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.

         While residential loans do not typically have prepayment penalties or restrictions, they are often structured so that subordinated classes may be locked out of prepayments for a period of time. However, in a period of extremely rapid prepayments, during which senior classes may be retired faster than expected, the subordinated classes may receive unscheduled payments of principal and would have average lives that, while longer than the average lives of the senior classes, would be shorter than originally expected. The types of residential mortgage-backed securities which the Fund may invest in may include the following:

         J. Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Fund's advisor to be creditworthy. The Fund's advisor monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

         K. Illiquid Securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. None of the Funds will invest more than 15% of its net assets in illiquid securities.

         L. Borrowing. Each Fund may borrow amounts up to 5% of its net assets to meet redemption requests. Because each Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, a Fund's net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

         M. Equity Securities. Equity securities consist of common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Each Fund's investment in convertible securities will be limited to those of investment grade.

         Equity securities include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the price of SPDRs track the movement of the Index relatively closely.

         Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts ("REITs") and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. A Fund will not acquire any direct ownership of real estate.

         Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the advisor. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolios may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

     N. U.S. Government Obligations. Each Fund may invest in U.S. government obligations. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. No Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  Borrowing.   No  Fund  will  purchase  any  security  while  borrowings
(including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

         3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. No Fund will purchase or sell puts, calls, options or straddles except as described in the Funds' Prospectus and Statement of Additional Information.

     5. Illiquid Investments. No Fund will invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     6. Loans of Portfolio Securities. No Fund will make loans of portfolio securities.


THE INVESTMENT ADVISOR AND SUB-ADVISORS

         The Advisor.
         -----------

     The investment advisor to the Shepherd Values Funds is Shepherd Advisory Services, Inc., 2505 21st Avenue South, Suite 204, Nashville, Tennessee 37212 ("Shepherd" or the "Advisor"). Shepherd is a wholly owned subsidiary of Shepherd Financial Services, Inc., a financial services company.

         Under the terms of the management agreement (the "Agreement"), Shepherd manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, each Fund is obligated to pay Shepherd a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: Small-Cap Fund, 1.80%; Fixed Income Fund, 1.25%; International Fund, 1.95%; Growth Fund, 1.75%.

         For the fiscal periods indicated, the Funds paid the following fees to the Advisor:

---------------------- ------------------- ------------------ -------------------- ----------------
 Period Ended March      Small-Cap Fund    Fixed Income Fund  International Fund       Growth
        31st                                                                            Fund
---------------------- ------------------- ------------------ -------------------- ----------------
---------------------- ------------------- ------------------ -------------------- ----------------
        2000                  $950               $365                $647               $3209
---------------------- ------------------- ------------------ -------------------- ----------------

         The Advisor retains the right to use the name "Shepherd Values" in connection with another investment company or business enterprise with which Shepherd is or may become associated. The Trust's right to use the name "Shepherd Values" automatically ceases ninety days after termination of the Agreement and may be withdrawn by Shepherd on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

         The Sub-Advisors. Templeton Portfolio Advisory, a division of Templeton/Franklin Investment Services, Inc. ("TFIS"), is the sub-advisor to the International Fund. Under the terms of the sub-advisory agreement, Templeton Portfolio Advisory receives a fee from the Fund's advisor computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the International Fund.

         Nicholas-Applegate Capital Management ("Nicholas-Applegate") is the sub-advisor to the Small-Cap Fund. Under the sub-advisory agreement, Nicholas-Applegate receives a fee from the Fund's advisor computed and accrued daily and paid monthly at an annual rate of 0.65% of the average daily net assets of the Small-Cap Fund.

         Potomac Asset Management Company, Inc. ("Potomac") is the sub-advisor to the Fixed Income Fund. Under the terms of the sub-advisory agreement, Potomac receives a fee from the Fund's advisor computed and accrued daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Fixed Income Fund.

         Cornerstone Capital Management, Inc, 102 South Tejon, Suite 430, Colorado Springs, Colorado 80903 ("Cornerstone") is the sub-advisor to the Growth Fund. Cornerstone Capital Management, Inc., is a registered investment advisory firm formed as a Colorado corporation on April 1, 1997. Cornerstone is a wholly owned subsidiary of The National Capital Companies, LLC. Darrel T. Uselton, a director of Cornerstone, is the controlling shareholder of The National Capital Companies, LLC. Under the terms of the sub-advisory agreements, Cornerstone receives a fee from the Fund's advisor computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Growth Fund.

         Subject always to the control of the Board of Trustees, each sub-advisor, at its expense, furnishes continuously an investment program for the Fund or Funds for which it acts as sub-advisor. Each sub-advisor must use its best judgement to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. Each sub-advisor makes its officers and employees available to the Fund's advisor from time to time at reasonable times to review investment policies and to consult with the Advisor regarding the investment affairs of the applicable Fund. Each sub-advisor maintains books and records with respect to the securities transactions and renders to the Fund's advisor such periodic and special reports as the Advisor or the Trustees may request. Each sub-advisor pays all expenses incurred by it in connection with its activities under the sub-advisory agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for a Fund.

         The Trust and the Advisor have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Advisor. The Code requires that all employees of the Advisor preclear any personal securities investment. The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which at the time is being purchased or sold, or to the knowledge of the employee is being considered for purchase or sale, by the Fund. The substantive restrictions also include a ban on acquiring any securities in an initial public offering and provides for trading "blackout periods" which prohibit trading by portfolio managers of the Fund within periods of trading by the Fund in the same (or equivalent) security. The restrictions and prohibitions apply to most securities transactions by employees of the Advisor, with limited exceptions for some securities (such as securities that have a market capitalization and average daily trading volume above certain minimums).

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ================ ======================================================================
Name, Age and Address                Position                        Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Kenneth D. Trumpfheller             President,       Managing  Director  of  Unified  Fund  Services,   Inc.,  the  Funds'
1793 Kingswood Drive                 Secretary   and  administrator,   since   October  2000.   President,   Treasurer  and
Suite 200                            Trustee          Secretary   of   AmeriPrime   Financial   Services,   Inc.,   a  fund
Southlake, Texas  76092                               administrator  (which  merged with Unified Fund  Services,  Inc.) and
Year of Birth:  1958                                  AmeriPrime Financial Securities,  Inc., the Funds' distributor,  from

                                                      1994  to   October   2000; President  and  Trustee of
                                                      AmeriPrime  Advisors Trust and  AmeriPrime  Insurance
                                                      Trust;  Prior to December, 1994,   a  senior   client
                                                      executive     with     SEI Financial Services

------------------------------------ ---------------- ----------------------------------------------------------------------
*Robert A. Chopyak                   Treasurer and    Assistant Vice President of Financial  Administration of Unified Fund
1793 Kingswood Drive                 Chief            Services, Inc., the Funds' Administrator,  since August 2000. Manager
Suite 200                            Financial        of AmeriPrime  Financial  Services,  Inc., (which merged with Unified
Southlake, Texas  76092              Officer          Fund Services,  Inc.),  from February to August 2000.  Self-employed,
Year of Birth:  1968                                  performing   Y2K  testing,   January  1999  to  January  2000.   Vice
                                                      President of Fund Accounting,  American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.
------------------------------------ ---------------- ----------------------------------------------------------------------
Steve L. Cobb                        Trustee          President  of  Chandler  Engineering  Company,  L.L.C.,  oil  and gas
------------------------------------ ---------------- ----------------------------------------------------------------------
Gary E.  Hippenstiel                 Trustee Director,Vice  President  and Chief  Investment Officer of Legacy
600 Jefferson  Street                                 Trust Company since 1992;  President and Director of Heritage Trust
Suite 350                                             Company from 1994-1996;  Vice President and Manager of  Investments  of
Houston,  TX 77002                                    Kanaly Trust Company from 1988 to 1992.
Year of Birth:  1947
==================================== ================ ======================================================================

         The compensation paid to the Trustees of the Trust for the Funds' fiscal year ended March 31, 2000 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ======================= ==================================
                                     Aggregate               Total Compensation
Name                                 Compensation            from Trust (the Trust is
                                     from Trust              not in a Fund Complex)
------------------------------------ ----------------------- ----------------------------------
Kenneth D. Trumpfheller                         0                            0
------------------------------------ ----------------------- ----------------------------------
Steve L. Cobb                              $20,112.50                   $20,112.50
------------------------------------ ----------------------- ----------------------------------
Gary E. Hippenstiel                        $20,112.50                   $20,112.50
==================================== ======================= ==================================


PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, each Fund's sub-advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, each Fund's sub-advisor seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Fund's sub-advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Fund's sub-advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         Each Fund's sub-advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Fund's sub-advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Fund's sub-advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Fund's sub-advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Fund's sub-advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Fund's sub-advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Fund's sub-advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Fund's sub-advisor that the review and study of the research and other information will not reduce the overall cost to the Fund's sub-advisor of performing its duties to the Funds under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         When a Portfolio and another of the sub-advisor's clients seek to purchase or sell the same security at or about the same time, the sub-advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Portfolios because of the increased volume of the transaction. If the entire blocked order is not filled, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Fund's sub-advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Fund's sub-advisor believes an adjustment is reasonable.

         For the fiscal periods indicated, the Funds paid the following in brokerage commissions:


---------------------- ------------------- ------------------ -------------------- ----------------
 Period Ended March      Small-Cap Fund    Fixed Income Fund  International Fund       Growth
        31st                                                                            Fund
---------------------- ------------------- ------------------ -------------------- ----------------
---------------------- ------------------- ------------------ -------------------- ----------------
        2000                  $838                $0                 $1033              $4912
---------------------- ------------------- ------------------ -------------------- ----------------

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Fund's advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Fund's advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Fund's advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund's advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund's advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

         The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         A Fund's "yield" is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                    Yield = 2[(a-b/cd+1)6-1]
         Where:
         a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

         Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

         Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         Each Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         For the periods indicated, each Fund's total return was as follows:

--------------------- ------------------ ------------------ -------------------- -----------------
                       Small-Cap Fund    Fixed Income Fund  International Fund        Growth
                                                                                       Fund
--------------------- ------------------ ------------------ -------------------- -----------------
--------------------- ------------------ ------------------ -------------------- -----------------
       Return               3.70%              0.52%              (0.24%)             18.10%
--------------------- ------------------ ------------------ -------------------- -----------------
--------------------- ------------------ ------------------ -------------------- -----------------
       Period         10/22/99-3/31/00   10/22/99-3/31/00    10/22/99-3/31/00    4/13/99-3/31/00
--------------------- ------------------ ------------------ -------------------- -----------------

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. The Funds may use the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index, the VIF 400 Values Index or the Dow Jones Industrial Average.

         In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Firstar Bank,  N.A.,  425 Walnut  Street,  Cincinnati,  Ohio 45202,  is
custodian of the Funds' investments. The custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

FUND SERVICES

      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $900) for these transfer agency services.

         In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Funds' advisor equal to 0.0275% of each Fund's assets up to $100 million and 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million.

         The following chart discloses the fees paid by the Advisor (not the Funds) to Unified for these fund accounting services:

---------------------- ------------------- ------------------ -------------------- ----------------
 Period Ended March      Small-Cap Fund    Fixed Income Fund  International Fund       Growth
        31st                                                                            Fund
---------------------- ------------------- ------------------ -------------------- ----------------
---------------------- ------------------- ------------------ -------------------- ----------------
        2000                 $4184               $4184               $4184              $4800
---------------------- ------------------- ------------------ -------------------- ----------------


         Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.050% of each Fund's assets over $100 million (subject to a minimum fee of $2,500 per month.

         The following chart discloses the fees paid by the Advisor (not the Fund) to Unified for these services:

---------------------- ------------------- ------------------ -------------------- ----------------
 Period Ended March      Small-Cap Fund    Fixed Income Fund  International Fund       Growth
        31st                                                                            Fund
---------------------- ------------------- ------------------ -------------------- ----------------
---------------------- ------------------- ------------------ -------------------- ----------------
        2000                 $8333               $8333               $8333             $10,000
---------------------- ------------------- ------------------ -------------------- ----------------

ACCOUNTANTS

         The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for each Fund for the fiscal year ending March 31, 2001. McCurdy & Associates performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc. (the "Distributor"), 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Funds. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is an affiliate of the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

         The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Funds' Annual Report to Shareholders for the periods from each Fund's inception through March 31, 2000. The Funds will provide the Annual Report without charge by calling the Funds at 1-877-636-2766.